Vanguard Energy Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Spliced Energy Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.45%	0.33%	0.53%
MSCI ACWI Energy + Utilities Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.45%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.58%	5.61%	2.88%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.15%	3.81%	1.65%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.22%	4.17%	2.06%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.67%	5.70%	2.96%